Acquisitions - Pro Forma Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Business Combinations [Abstract]
Revenue	$ 3,109,310
Income from continuing operations	165,006
Net income attributable to common stockholders	$ 475,933